Intangible Assets, net	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net
(10)	Intangible Assets, net
The following table provides a reconciliation of Intangible assets, net reported on the Condensed Consolidated Statement of Financial Position.

	As of March 31, 2023 (Successor)
(Dollars in Thousands)	Weighted Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets
Amortizing intangible assets
Customer relationships	27.1	$164,090	$(1,516)	$162,574
Investment management agreements	15.0	$117,789	$(1,943)	$115,846
Trade names	11.5	$14,815	$(427)	$14,388
Acquired internally developed software	2.5	$1,000	$(50)	$950
Other intangible asset	0.5	$612	$(304)	$308

Total amortized intangible assets		$298,306	$(4,240)	$294,066
Non-amortized intangible assets (1)
Investment management agreements		$247,100	$—	$247,100

Total intangible assets		$545,406	$(4,240)	$541,166

(1)	The Company’s non-amortized intangible assets consist of management contracts for open-ended fund products, in which there is no contractual termination date.

	As of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Weighted Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets
Amortizing intangible assets
Customer relationships	17.3	$27,900	$(7,743)	$20,157
Trade names	0.8	71	(71)	—
Acquired internally developed software	5.0	692	(271)	421

Total intangible assets		$28,663	$(8,085)	$20,578

Amortization expense of approximately $4.2 million and $0.5 million were recognized for the periods ended January 3 – March 31, 2023 (Successor) and January 1 – March 31, 2022 (Predecessor), respectively.

The estimated future amortization for finite-lived intangible assets for each of the next five years and thereafter are as follows:

(Dollars in Thousands)	As of March 31, 2023 (Successor)
2023	$11,674
2024	15,080
2025	15,080
2026	15,080
2027 and beyond	237,152

Total	$294,066